FOREIGN EXCHANGE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized:
Foreign exchange (gain)/loss	CAD (8,705)	CAD 11,165	CAD 17,596
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	160,791	68,202	19,747
Cross currency interest rate swap (gain)/loss		(16,128)	(19,920)
Foreign exchange swap (gain)/loss	21,847	(6,149)	(8,110)
Foreign exchange (gain)/loss	CAD 173,933	CAD 57,090	CAD 9,313